Derivative and Hedging Activities	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative and Hedging Activities
Note 12. Derivative and Hedging Activities
The Company’s derivative financial instruments consist of interest rate swaps. The Company is exposed to certain risks arising from both its business operations and economic conditions. The Company principally manages its exposure to a wide variety of business and operational risks through management of its core business activities. The Company manages economic risks, including interest rate and liquidity risks, primarily by managing the amount, sources, and duration of its assets and liabilities and, from time to time, the use of derivative financial instruments. Specifically, the Company enters into derivative financial instruments to manage exposures that arise from business activities that result in the payment of future known and uncertain cash amounts, the value of which are determined by interest rates.
Title VII of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) requires all standardized derivatives, including most interest rate swaps, to be submitted for clearing to central counterparties to reduce counterparty risk. Two of the central counterparties are the Chicago Mercantile Exchange (“CME”) and the London Clearing House (“LCH”). As of March 31, 2021, all of the Company’s $4.3 billion notional derivative contracts were cleared on the LCH. Daily variation margin payments on derivatives cleared through the LCH are accounted for as legal settlement. For derivatives cleared through LCH, the net gain (loss) position includes the variation margin amounts as settlement of the derivative and not collateral against the fair value of the derivative, which includes accrued interest; therefore, those interest rate and derivative contracts the Company clears through the LCH are reported at a fair value of approximately zero at March 31, 2021.
The Company’s exposure is limited to the value of the derivative contracts in a gain position less any collateral held and plus any collateral posted. When there is a net negative exposure, we consider our exposure to the counterparty to be zero. At March 31, 2021, the Company had a net negative exposure.
Fair Value of Hedges of Interest Rate Risk
The Company is exposed to changes in the fair value of certain of its fixed-rate assets due to changes in benchmark interest rates. The Company uses interest rate swaps to manage its exposure to changes in fair value on these instruments attributable to changes in the designated benchmark interest rate. Interest rate swaps designated as fair value hedges involve the payment of fixed-rate amounts to a counterparty in exchange for the Company receiving variable-rate payments over the life of the agreements without the exchange of the underlying notional amount. Such derivatives were used to hedge the changes in fair value of certain of its pools of prepayable fixed rate assets. For derivatives designated and that qualify as fair value hedges, the gain or loss on the derivative as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in interest income.
The Company has entered into an interest rate swap with a notional amount of $2.0 billion to hedge certain real estate loans. For the three months ended March 31, 2021, the floating rate received related to the net settlement of this interest rate swap was less than the fixed rate payments. As such, interest income from Loans and leases in the accompanying Consolidated Statements of Income and Comprehensive Income was decreased by $12.0 million for the three months ended March 31, 2021. For the three months ended March 31, 2020, the floating rate received related to the net settlement of this interest rate swap was less than the fixed rate payments. As such, interest income from Loans and leases in the accompanying Consolidated Statements of Income and Comprehensive Income was decreased by $3.9 million.
As of March 31, 2021, the following amounts were recorded on the balance sheet related to cumulative basis adjustment for fair value hedges:

(in thousands)	March 31, 2021
Line Item in the Consolidated Statements of Condition in which the Hedge Item is Included	Carrying Amount of the Hedged Assets	Cumulative Amount of Fair Value Hedging Adjustments Included in the Carrying Amount of the Hedged Assets
Total loans and leases, net (1)	$2,047,999	$47,999

(1)
These amounts include the amortized cost basis of closed portfolios used to designate hedging relationships in which the hedged item is the last layer expected to be remaining at the end of the hedging relationship. At March 31, 2021, the amortized cost basis of the closed portfolios used in these hedging relationships was $3.4 billion; the cumulative basis adjustments associated with these hedging relationships was $48.0 million; and the amount of the designated hedged items was $2.0 billion.

As of December 31, 2020, the following amounts were recorded on the balance sheet related to cumulative basis adjustment for fair value hedges:

(in thousands)	December 31, 2020
Line Item in the Consolidated Statements of Condition in which the Hedge Item is Included	Carrying Amount of the Hedged Assets	Cumulative Amount of Fair Value Hedging Adjustments Included in the Carrying Amount of the Hedged Assets
Total loans and leases, net (1)	$2,073,214	$73,214

(1)
These amounts include the amortized cost basis of closed portfolios used to designate hedging relationships in which the hedged item is the last layer expected to be remaining at the end of the hedging relationship. At December 31, 2020 the amortized cost basis of the closed portfolios used in these hedging relationships was $3.6 billion; the cumulative basis adjustments associated with these hedging relationships was $73.2 million; and the amount of the designated hedged items was $2.0 billion.

The following table sets forth information regarding the Company’s derivative financial instruments at March 31, 2021 and December 31, 2020:

	Notional Amount	Other Assets	Other Liabilities
Derivatives designated as fair value hedging instruments:
Interest rate swap	$2,000,000	$—	$—

Total derivatives designated as fair value hedging instruments	$2,000,000	$—	$—

The following table sets forth the effect of derivative instruments on the Consolidated Statements of Income and Comprehensive Income for the periods indicated.

(in thousands)	For the Three Months Ended March 31, 2021	For the Three Months Ended March 31, 2020
Derivative – interest rate swap:
Interest income	$25,215	$(28,130)
Hedged item – loans:
Interest income	$(25,215)	$28,130
Cash Flow Hedges of Interest Rate Risk
The Company’s objectives in using interest rate derivatives are to add stability to interest expense and to manage its exposure to interest rate movements. Interest rate swaps designated as cash flow hedges involve the receipt of amounts subject to variability caused by changes in interest rates from a counterparty in exchange for the Company making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount. Changes in the fair value of derivatives designated and that qualify as cash flow hedges are initially recorded in other comprehensive income and are subsequently reclassified into earnings in the period that the hedged transaction affects earnings.
Interest rate swaps with notional amounts totaling $2.3 billion as of March 31, 2021 and December 31, 2020, were designated as cash flow hedges of certain FHLB borrowings.
The following table summarizes information about the interest rate swaps designated as cash flow hedges at March 31, 2021 and December 31, 2020:

(dollars in thousands)	March 31, 2021	December 31, 2020
Notional amounts	$2,250,000	$2,250,000
Cash collateral posted	35,109	45,532
Weighted average pay rates	1.27%	1.27%
Weighted average receive rates	0.20%	0.23%
Weighted average maturity	1.7 years	1.9 years
The following table presents the effect of the Company’s cash flow derivative instruments on AOCL for the three months ended March 31, 2021 and 2020:

(in thousands)	For the Three Months Ended March 31, 2021	For the Three Months Ended March 31, 2020
Amount of gain (loss) recognized in AOCL	$4,532	$(49,285)
Amount of gain (loss) reclassified from AOCL to interest expense	5,891	(645)
Gains (losses) included in the Consolidated Statements of Income related to interest rate derivatives designated as cash flow hedges during the three months ended March 31, 2021 was $5.9 million. Amounts reported in AOCL related to derivatives will be reclassified to interest expense as interest payments are made on the Company’s variable-rate borrowings. During the next twelve months, the Company estimates that an additional $24.1 million will be reclassified to interest expense.

NOTE 11. DERIVATIVE AND HEDGING ACTIVITIES
The Company’s derivative financial instruments consist of interest rate swaps. The Company is exposed to certain risks arising from both its business operations and economic conditions. The Company principally manages its exposure to a wide variety of business and operational risks through management of its core business activities. The Company manages economic risks, including interest rate and liquidity risks, primarily by managing the amount, sources, and duration of its assets and liabilities and, from time to time, the use of derivative financial instruments. Specifically, the Company enters into derivative financial instruments to manage exposures that arise from business activities that result in the payment of future known and uncertain cash amounts, the value of which are determined by interest rates.
Title VII of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) requires all standardized derivatives, including most interest rate swaps, to be submitted for clearing to central counterparties to reduce counterparty risk. Two of the central counterparties are the Chicago Mercantile Exchange (“CME”) and the London Clearing House (“LCH”). As of December 31, 2020, all of the Company’s $4.3billion notional derivative contracts were cleared on the LCH. Daily variation margin payments on derivatives cleared through the LCH are accounted for as legal settlement. For derivatives cleared through LCH, the net gain (loss) position includes the variation margin amounts as settlement of the derivative and not collateral against the fair value of the derivative, which includes accrued interest; therefore, those interest rate and derivative contracts the Company clears through the LCH are reported at a fair value of approximately zero at December 31, 2020.
The Company’s exposure is limited to the value of the derivative contracts in a gain position less any collateral held and plus any collateral posted. When there is a net negative exposure, we consider our exposure to the counterparty to be zero. At December 31, 2020, the Company had a net negative exposure.
Fair Value of Hedges of Interest Rate Risk
The Company is exposed to changes in the fair value of certain of its fixed-rate assets due to changes in interest rates. The Company uses interest rate swaps to manage its exposure to changes in fair value on these instruments attributable to changes in the designated benchmark interest rate. Interest rate swaps designated as fair value hedges involve the payment of fixed-rate amounts to a counterparty in exchange for the Company receiving variable-rate payments over the life of the agreements without the exchange of the underlying notional amount. Such derivatives were used to hedge the changes in fair value of certain of its pools of prepayable fixed rate assets. For derivatives designated and that qualify as fair value hedges, the gain or loss on the derivative as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in interest income.
The Company has entered into an interest rate swap with a notional amount of $2.0 billion to hedge certain real estate loans. For the twelve months ended December 31, 2020, the floating rate received related to the net settlement of this interest rate swap was less than the fixed rate payments. As such, interest income from Loans and Leases in the accompanying Consolidated Statements of Income and Comprehensive Income was decreased by $34.6 million for the twelve months ended December 31, 2020, respectively. For the twelve months ended December 31, 2019, the floating rate received related to the net settlement of this interest rate swap was less than the fixed rate payments. As such, interest income from Loans and Leases in the accompanying Consolidated Statements of Income and Comprehensive Income was decreased by $3.4 million for the twelve months ended December 31, 2019, respectively.
As of December 31, 2020, the following amounts were recorded on the balance sheet related to cumulative basis adjustment for fair value hedges.

(in thousands)	December 31, 2020		December 31, 2019
Line Item in the Consolidated Statements of Condition in which the Hedge Item is Included	Carrying Amount of the Hedged Assets	Cumulative Amount of Fair Value Hedging Adjustments Included in the Carrying Amount of the Hedged Assets	Carrying Amount of the Hedged Assets	Cumulative Amount of Fair Value Hedging Adjustments Included in the Carrying Amount of the Hedged Assets
Total loans and leases, net (1)	$2,073,214	$73,214	$2,053,483	$53,483

(1)
These amounts include the amortized cost basis of closed portfolios used to designate hedging relationships in which the hedged item is the last layer expected to be remaining at the end of the hedging relationship. At December 31, 2020, the amortized cost basis of the closed portfolios used in these hedging relationships was $3.6 billion; the cumulative basis adjustments associated with these hedging relationships was $73.2 million; and the amount of the designated hedged items was $2.0 billion.

The following table sets forth information regarding the Company’s derivative financial instruments at December 31, 2020.

	December 31, 2020
		Fair Value
(in thousands)	Notional Amount	Other Assets	Other Liabilities
Derivatives designated as fair value hedging instruments:
Interest rate swap	$2,000,000	$—	$—

Total derivatives designated as fair value hedging instruments	$2,000,000	$—	$—

The following table sets forth the effect of derivative instruments on the Consolidated Statements of Income and Comprehensive Income for the periods indicated.

(in thousands)	For the Twelve Months Ended December 31, 2020	For the Twelve Months Ended December 31, 2019
Derivative – interest rate swap:
Interest income	$(19,731)	$(53,483)
Hedged item – loans:
Interest income	$19,731	$53,483
Cash Flow Hedges of Interest Rate Risk
The Company’s objectives in using interest rate derivatives are to add stability to interest expense and to manage its exposure to interest rate movements. Interest rate swaps designated as cash flow hedges involve the receipt of amounts subject to variability caused by changes in interest rates from a counterparty in exchange for the Company making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount. Changes in the fair value of derivatives designated and that qualify as cash flow hedges are initially recorded in other comprehensive income and are subsequently reclassified into earnings in the period that the hedged transaction affects
Interest rate swaps with notional amounts totaling $2.3 billion and $800.0 million as of December 31, 2020 and December 31, 2019, respectively, were designated as cash flow hedges of certain FHLB borrowings.
The following table summarizes information about the interest rate swaps designated as cash flow hedges at December 31, 2020 and December 31, 2019:

(dollars in thousands)	December 31, 2020	December 31, 2019
Notional amounts	$2,250,000	$800,000
Cash collateral posted	45,532	1,185
Weighted average pay rates	1.27%	1.62%
Weighted average receive rates	0.23%	1.90%
Weighted average maturity	1.9 years	2.5 years
The following table presents the effect of the Company’s cash flow derivative instruments on AOCL for the year ending December 31, 2020:

(in thousands)	For the Twelve Months Ended December 31, 2020	For the Twelve Months Ended December 31, 2019
Amount of (loss) gain recognized in AOCL	$(58,484)	$1,340
Amount of reclassified from AOCL to interest expense	11,768	(154)

Gains (losses) included in the Consolidated Statements of Income related to interest rate derivatives designated as cash flow hedges during the twelve months ended December 31, 2020 was $11.8 million. Amounts reported in AOCL related to derivatives will be reclassified to interest expense as interest payments are made on the Company’s variable-rate borrowings. During the next twelve months, the Company estimates that an additional $23.5 million will be reclassified to interest expense.